JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 93.0%
Alternative Assets — 1.3%
JPMorgan Realty Income Fund Class R6 Shares (a)	2,997,844	32,946,307

Fixed Income — 64.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	57,672,668	694,378,919
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,390,989	49,593,536
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	6,901,687	47,621,637
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	4,347,634	33,998,500
JPMorgan High Yield Fund Class R6 Shares (a)	28,401,140	176,371,077
JPMorgan Income Fund Class R6 Shares (a)	5,243,275	44,148,378
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	20,549,570	203,646,242
JPMorgan Managed Income Fund Class L Shares (a)	240,550	2,383,852
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	43,095,970	402,516,363

Total Fixed Income		1,654,658,504

International Equity — 12.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,068,783	78,131,207
JPMorgan International Advantage Fund Class R6 Shares (a)	2,297,787	34,673,611
JPMorgan International Equity Fund Class R6 Shares (a)	8,791,074	122,723,387
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	6,034,202	84,961,565

Total International Equity		320,489,770

U.S. Equity — 15.3%
JPMorgan Equity Income Fund Class R6 Shares (a)	12,416,588	182,151,346
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	358,702	15,481,586
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	552,282	8,919,359
JPMorgan Small Cap Value Fund Class R6 Shares (a)	465,207	7,801,514
JPMorgan U.S. Equity Fund Class R6 Shares (a)	13,590,680	181,707,395

Total U.S. Equity		396,061,200

TOTAL INVESTMENT COMPANIES (Cost $2,482,865,934)		2,404,155,781

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes 2.50%, 1/31/2021(b) (Cost $35,787,709)	35,470,900	36,180,318

	Shares
EXCHANGE-TRADED FUNDS — 0.4%
Alternative Assets — 0.4%
JPMorgan BetaBuilders MSCI US REIT ETF (Cost $14,450,390) (a)	163,437	10,551,493

SHORT-TERM INVESTMENTS — 5.7%
INVESTMENT COMPANIES — 5.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $148,272,814)	148,272,814	148,272,814

Total Investments — 100.5% (Cost $2,681,376,847)		2,599,160,406
Liabilities in Excess of Other Assets — (0.5)%		(12,325,874)

Net Assets — 100.0%		2,586,834,532

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	763	06/2020	CAD	79,862,076	(145,323)
DJ US Real Estate Index	231	06/2020	USD	6,338,640	29,737
MSCI EAFE E-Mini Index	106	06/2020	USD	8,290,260	25,804
Russell 2000 E-Mini Index	34	06/2020	USD	1,954,490	(73,036)
S&P 500 E-Mini Index	148	06/2020	USD	19,036,500	(469,073)
S&P Midcap 400 E-Mini Index	263	06/2020	USD	37,885,150	2,854,491
U.S. Treasury 10 Year Note	1,938	06/2020	USD	269,109,469	11,501,048

					13,723,648

Short Contracts
EURO STOXX 50 Index	(1,493)	06/2020	EUR	(44,484,101)	(4,835,860)
Euro-Bund	(340)	06/2020	EUR	(64,688,835)	856,692
FTSE 100 Index	(92)	06/2020	GBP	(6,373,864)	(530,116)
MSCI Emerging Markets E-Mini Index	(1)	06/2020	USD	(42,230)	(3,482)

					(4,512,766)

					9,210,882

Abbreviations

CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,562,980,088	$36,180,318	$—	$2,599,160,406

Appreciation in Other Financial Instruments
Futures Contracts (a)	$15,267,772	$—	$—	$15,267,772

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(690,914)	$(5,365,976)	$—	$(6,056,890)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$16,370,633	$1,945,631	$25,388	$(3,898,897)	$10,551,493	163,437	$171,429	$17,033
JPMorgan Core Bond Fund Class R6 Shares (a)	907,451,228	21,669,630	254,186,247	8,384,726	11,059,582	694,378,919	57,672,668	17,775,107	3,894,523
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	378,088,985	3,081,294	385,201,747	14,384,171	(10,352,703)	—	—	3,081,293	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	27,648,593	—	26,736,604	4,983,914	(5,895,903)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	62,776,300	2,327,862	4,634,206	122,315	(10,998,735)	49,593,536	7,390,989	2,327,862	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	61,081,107	39,180,012	5,242,750	295,759	(17,182,921)	78,131,207	3,068,783	562,814	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	62,787,834	2,307,511	8,577,750	(216,506)	(8,679,452)	47,621,637	6,901,687	2,307,511	—
JPMorgan Equity Income Fund Class R6 Shares (a)	50,364,837	189,808,787	13,901,869	353,434	(44,473,843)	182,151,346	12,416,588	2,893,844	2,227,256
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	71,409,310	1,809,344	33,264,696	(1,179,761)	(4,775,697)	33,998,500	4,347,634	1,809,344	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	80,797,352	—	80,750,494	55,210,064	(55,256,922)	—	—	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	279,081,897	11,996,017	85,900,741	(860,493)	(27,945,603)	176,371,077	28,401,140	9,559,053	—
JPMorgan Income Fund Class R6 Shares (a)	25,584,642	28,901,079	4,384,709	71,023	(6,023,657)	44,148,378	5,243,275	1,434,160	13,267
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	164,590,102	74,829,381	27,683,642	(503,876)	(7,585,723)	203,646,242	20,549,570	2,967,593	—
JPMorgan International Advantage Fund Class R6 Shares (a)	112,192,154	16,034,255	79,743,545	7,170,096	(20,979,349)	34,673,611	2,297,787	2,388,364	—
JPMorgan International Equity Fund Class R6 Shares (a)	123,831,393	37,814,577	10,424,108	46,478	(28,544,953)	122,723,387	8,791,074	4,712,501	142,154
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	73,405,087	37,517,962	4,597,190	51,049	(21,415,343)	84,961,565	6,034,202	3,124,962	—
JPMorgan Managed Income Fund Class L Shares (a)	51,690,031	69,979,212	118,921,560	(135,205)	(228,626)	2,383,852	240,550	487,302	10,644
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	42,210,505	2,972,372	41,757,266	10,380,493	(13,806,104)	—	—	—	2,972,371
JPMorgan Realty Income Fund Class R6 Shares (a)	64,799,953	3,617,032	26,787,458	4,551,124	(13,234,344)	32,946,307	2,997,844	787,582	2,829,450
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	50,998,568	398,156,304	35,350,858	325,853	(11,613,504)	402,516,363	43,095,970	5,179,267	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	14,284,873	6,791,238	—	—	(5,594,525)	15,481,586	358,702	138,205	815,656
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	12,308,326	587,145	1,855,523	452,271	(2,572,860)	8,919,359	552,282	24,980	562,167
JPMorgan Small Cap Value Fund Class R6 Shares (a)	11,554,656	683,044	431,836	(89,457)	(3,914,893)	7,801,514	465,207	97,431	585,613
JPMorgan U.S. Equity Fund Class R6 Shares (a)	169,532,001	87,835,773	41,272,753	602,762	(34,990,388)	181,707,395	13,590,680	1,924,751	18,713,537
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	34,668,001	930,913,361	817,308,548	—	—	148,272,814	148,272,814	1,670,672	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	145,266,175	14,346,257	147,851,029	68,900,436	(80,661,839)	—	—	602,208	13,744,049
JPMorgan Value Advantage Fund Class R6 Shares (a)	75,924,987	—	76,924,692	42,726,325	(41,726,620)	—	—	—	—

Total	$3,154,328,897	$1,999,530,082	$2,335,637,452	$216,052,383	$(471,293,822)	$2,562,980,088		$66,028,235	$46,527,720

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.